Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Payables [Abstract]
Accrued expenses	$ 14,214	$ 10,489
Provision for construction completion cost	46,178	42,475
Liabilities to employees and other liabilities for salaries	15,340	20,850
Government institutions	13,845	13,642
Payables in respect of purchase transaction	11,829	10,428
Interest payable in respect of debentures	4,321	3,541
Interest payable in respect of loans	1,830	1,949
Others	268	248
Other payables	$ 107,825	$ 103,622